UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Report to Shareholders

Global Allocation Fund	April 30, 2014

The views and opinions in this report were current as of April 30, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Global developed stock markets posted strong returns for much of the six-month period, although U.S. stocks, particularly small-caps and technology-related shares, lost their momentum near the end of the reporting period. However, emerging markets stocks significantly lagged their developed market counterparts amid investor fears about slowing growth in China as well as the effects of decreased global liquidity as the Federal Reserve tapers its asset purchases. The same worries also weighed on the returns of investment-grade bonds of both developed and emerging markets through the end of 2013, with emerging markets debt hit particularly hard by worries about the effects of Fed tapering. However, bonds rebounded strongly in 2014 to post gains for the entire reporting period as emerging markets debt quickly bounced back after some developing countries raised interest rates to stem declines in their currencies. High yield bonds generated the strongest returns within the fixed income asset classes. Against this backdrop, the fund modestly lagged its benchmark index.

Your fund returned 3.56% for the six-month period ended April 30, 2014. (Results for the Advisor Class shares were slightly lower, reflecting a higher expense ratio.) The fund lagged the Morningstar Global Allocation Index, its primary benchmark, for the reporting period. On May 28, 2014, the fund will mark the one-year anniversary of its inception.

STRATEGY OVERVIEW

The fund’s diversified portfolio seeks long-term total return through both capital appreciation and income from investments in U.S. and international stocks, bonds, cash, and alternative investments. The portfolio consists of approximately 60% stocks, 30% bonds and cash, and 10% alternative investments, with flexibility to overweight or underweight segments of the portfolio relative to those broad allocations. The portfolio draws on the full global reach of T. Rowe Price’s investment management and research capabilities as international securities generally account for about 50% of the fund’s equity holdings and 40% of the total portfolio.

Strong security selection supported by the fundamental insights and analysis of T. Rowe Price’s global research team is the primary driver of added value in the portfolio. We also seek to add value through overweighting and underweighting of asset classes and sectors, reflecting the views of T. Rowe Price’s Asset Allocation Committee. The breadth of the underlying sectors, diversified across geography, asset classes, and investment strategies, provides the ability to position the portfolio where we see attractive opportunities in the context of current valuations as well as our outlook for the economic and market environment.

In addition, the portfolio includes asset classes and strategies that enhance its risk/reward profile by moderating risk and providing diversification through alternative sources of less correlated returns. These asset classes and strategies include a hedge fund allocation, currency hedging, and an equity index option strategy.

An externally managed investment in the Blackstone Partners Fund, a fund of hedge funds, accounted for about 10% of the portfolio. Diversified hedge fund strategies can add to portfolio diversification because they have historically delivered returns that are less correlated with traditional (stock and bond) asset classes represented in the fund, which can help dampen portfolio volatility. Including a measured allocation to a high-quality diversified hedge fund with an absolute return orientation in the portfolio’s broader asset mix can help improve the risk-adjusted returns of the portfolio.

Hedging a portion of the fund’s developed market currency exposure helps moderate the foreign exchange volatility associated with a significant international allocation while maintaining robust exposure to non-U.S. investment opportunities. The equity index option strategy, which currently involves writing calls on the Standard & Poor’s 500 Index, provides an alternative way of being compensated for bearing the downside risk of equities. We expect this strategy to offer a return profile that is less correlated with equity market returns as it earns a premium in exchange for forgoing some of the equity market’s upside potential. The consistency of receiving the premium collected from selling index call options can provide a more stable pattern of returns, which can be particularly beneficial in an environment of modestly positive or negative equity market performance.

MARKET ENVIRONMENT

Developed market stocks generally posted healthy returns during the six-month reporting period. In the U.S., technology-related and small-cap shares drove the broad market steadily higher through the last quarter of 2013 and into 2014. The Federal Reserve began to gradually reduce its asset purchases in January, a move that investors had expected. However, in March, market uncertainty was fostered by the combination of the crisis in Ukraine, a comment from Fed Chair Janet Yellen about rate increases possibly coming sooner than expected, and mixed Chinese economic data. Against this backdrop, many highly valued segments of the market—including biotech, technology, and social media stocks, as well as small-cap companies more broadly—witnessed declines.

Developed European markets kept pace with U.S. shares as investors seemed to gain confidence in the region’s slow economic recovery despite lingering high debt and unemployment levels. Stocks in peripheral eurozone countries performed particularly well. In Japan, however, stocks lost ground as the initial impact of Prime Minister Shinzo Abe’s highly aggressive economic stimulus programs wore off. Almost all of the decline in Japanese shares during the reporting period came in 2014 as investors grew increasingly concerned over the potential impact on consumers of April’s value-added tax increase.

Although emerging markets posted a loss for the six-month reporting period, the sector benefited from strong performance over the last three months. There was also much more variation in returns by country within emerging markets in early 2014, in contrast to the broad sell-off in 2013. For example, Indian stocks climbed steeply as investors anticipated an election victory by business-friendly candidate Narendra Modi, while Russian companies fell after the country’s annexation of Crimea. Emerging markets lost considerable ground in January, largely as a result of steep declines in the currencies of some developing countries. In response to the selling pressure, central banks in Brazil, India, South Africa, and Turkey raised their benchmark interest rates, helping to stabilize their currencies and defuse worries about emerging markets in general. Near the end of the reporting period, geopolitical tensions resulting from Russia’s annexation of the Crimean Peninsula from Ukraine triggered selling in Russian and Ukrainian stocks and currencies but did not significantly weigh on broader developing markets.

Interest rates rose fairly steadily at the beginning of the reporting period as the fixed income market priced in the impending start of the Fed’s taper of its asset purchase program. The yield on the 10-year Treasury note climbed from 2.56% at the end of October 2013 to 3.03% at the end of the year. In January 2014, the Fed began to taper the monthly amounts of its securities purchases, but Treasury yields moved lower as the 10-year Treasury yield reached 2.65% at the end of the reporting period. Many fixed income assets struggled amid rising rates in 2013, and emerging markets debt was hit particularly hard as investors also worried about the effects of lower global liquidity on developing countries. In 2014, however, most fixed income assets rallied along with Treasuries, and credit spreads, which measure the additional yield that investors demand as compensation for holding a bond with credit risk versus a similar-maturity Treasury security, narrowed. High yield bonds and leveraged loans posted strong returns throughout the reporting period as investor demand for yield in a low-rate environment continued.

ASSET ALLOCATION STRATEGY

We maintained an overweight to equities during the reporting period, although we reduced the size of that overweight as valuations overall appeared slightly extended, with some segments—such as U.S. small-caps—looking stretched. (We include both the market value of equity securities and the notional value of Russell 2000 futures in our equity positioning commentary.) As we pared back our overweight to equities, we increased the portfolio’s fixed income holdings, including cash. While yields on cash are negligible, the cash position helps moderate the portfolio’s risk profile and provides flexibility to take advantage of potential opportunities.

We maintained an overweight to international equities relative to U.S. stocks in light of more attractive valuations, with emerging markets valuations particularly compelling. We did, however, moderate our overweight to emerging markets early in the reporting period given expectations for a lower-growth environment in key emerging markets, such as China. We increased our overweight to international small-caps, which we believe should be well positioned to benefit from the economic recovery in Europe. Within the portfolio’s U.S. equities allocation, we are overweight U.S. large-cap stocks relative to small-caps as small-cap valuations look rich relative to large-cap stocks as well as when compared with their own history. To provide additional diversification and long-term protection from inflation, the portfolio also includes an allocation to real assets equities that are involved in or have exposure to industries related to real estate and commodities.

Within the portfolio’s broad fixed income allocation, we maintained an overweight to high yield bonds and to leveraged loans. Against the backdrop of a generally improving economic environment, the fundamental credit quality of many high yield issuers remains strong, and we expect default rates to stay low. In addition, high yield bonds and loans are generally less susceptible to the adverse price effects of rising interest rates than investment-grade debt. However, we moderated our overweight near the end of the reporting period as high yield valuations are somewhat expensive relative to history and the investor protections on new high yield issues steadily deteriorated. Among emerging markets bonds, we have an overweight to bonds denominated in local currencies. The sell-off in the asset class created some compelling relative valuation opportunities for issuers in fundamentally strong emerging markets economies.

PORTFOLIO REVIEW

U.S. Stocks
U.S. companies in a diverse range of industries made positive contributions to performance. Investor sentiment toward U.S. airlines in general has improved dramatically as carriers have aggressively cut capacity and costs. American Airlines was one of the strongest performers as investors expected the company to be able to smoothly integrate US Airways following their merger and to benefit from consolidating schedules and eliminating unprofitable routes. In the life sciences industry, Thermo Fisher Scientific generated strong returns as a result of growing revenues amid strong demand from its industrial customers. The fund’s allocation to real assets stocks in general also made a positive contribution. On the downside, some of the fund’s holdings of U.S. technology companies weighed on returns as their swift rise in 2013 gave way to an abrupt sell-off in March 2014. For example, shares of professional networking website LinkedIn and e-commerce giant Amazon.com both lost significant ground over the course of the reporting period following their strong gains. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

International Stocks
Outside the U.S., the fund also benefited from strong stock performances in a variety of industries. Royal Dutch Shell, a multinational oil and gas firm incorporated in the UK but headquartered in the Netherlands, reported a strong rebound in profits at the end of the reporting period amid optimism about the company’s new chief executive officer. Shares of Swiss pharmaceutical company Novartis gained as a result of growth in its recently launched products, diminishing competition from generic drugs, and improvements in productivity and efficiency. On the other hand, some of the fund’s emerging markets holdings posted disappointing results. Chinese Web portal Sina declined as the outlook for the initial public offering of its Weibo microblogging application began to look less encouraging. The portfolio’s holdings of Sberbank of Russia, a large Russian bank, lost significant ground in the reporting period after Russia’s occupation and subsequent annexation of Crimea. We continue to maintain our modest exposure to Sberbank as we believe that its dominant market share in Russia and strong core revenues will enable its stock to recover.

Domestic Bonds
The portfolio’s fixed income holdings consist of a core allocation to U.S. investment-grade bonds, including both nominal coupon securities and Treasury inflation protected securities. This conservative core emphasizes high-quality, longer-duration bonds that can provide ballast during periods of heightened risk aversion. We supplement this core with allocations to diversifying fixed income asset classes, including high yield bonds and floating rate loans. The allocations to high yield bonds and loans performed strongly over the period as investors’ desire for yield kept demand for noninvestment-grade securities healthy. The portfolio’s higher-quality holdings, which had been hampered by higher interest rates at the end of 2013, have fared better in recent months as interest rates have eased from peak levels at the beginning of the year.

International Bonds
The portfolio’s fixed income allocation also includes international bonds denominated in foreign currencies as well as emerging market sovereign and corporate debt denominated in dollars or local currencies. These international bonds can provide an additional source of diversification relative to our allocations to domestic bonds and equities. Our holdings of bonds issued by peripheral eurozone countries rallied amid hopes for a strengthening eurozone economy. Our allocation to dollar-denominated emerging markets debt made a positive contribution to performance while bonds denominated in emerging markets currencies detracted as a result of the weakness in those currencies. The performance of emerging markets local currency debt rebounded toward the end of the reporting period as emerging markets currencies regained some of their losses.

Diversifying Strategies
The portfolio incorporates several diversifying components, such as the hedge fund allocation and an equity index option strategy, to manage volatility and overall risk, which should help the fund’s risk-adjusted performance in a period of elevated market volatility or a broad sell-off in stocks. For example, the equity index option strategy is expected to have a lower return and lower volatility profile than the broad stock market, while the hedge fund allocation is expected to have more bond-like volatility with potential value added from a broad range of underlying investment strategies and managers. Both the hedge fund allocation and the equity index option strategy made positive contributions to performance during the reporting period.

INVESTMENT OUTLOOK

Our expectation for global growth over the next several quarters remains modest. However, we believe that central banks around the world will maintain their accommodative monetary policies for some time, which should help support economic growth and reduce downside risk. In the U.S., we expect gross domestic product growth to bounce back from a disappointing first quarter of 2014 weighed down by severe weather as fiscal headwinds continue to diminish and the labor market becomes healthier. The housing recovery and generally muted energy prices are also supportive of the U.S. economy.

Internationally, many countries are at earlier stages of economic recovery than the U.S. Growth in Europe is improving gradually as labor market reforms and tempered austerity policies in several European countries are showing signs of positive results. However, the peripheral eurozone countries still face elevated levels of unemployment, and some eurozone nations haven’t made significant progress toward needed economic reforms. The aggressive expansionary fiscal and monetary policies in Japan have revived the country’s economic output and instilled some expectations of desirable inflation, but the sustainability of the upturn in Japan will depend on the passage of structural reforms.

We expect interest rates to move higher over the near term as the Fed tapers its asset purchases and eventually ends them later in 2014. Strengthening U.S. economic growth should also contribute to an increase in interest rates. Emerging economies remain vulnerable to the effects of rising U.S. interest rates, which would make U.S. fixed income securities more attractive. The emerging countries with large current account and trade deficits—which make them highly dependent on external funding—could be particularly challenged as U.S. rates normalize.

The upcoming end of the Fed’s quantitative easing program and prospects for higher U.S. rates reinforces the importance of the fund’s broad global diversification, including allocations to several nontraditional strategies, which can dampen volatility and help provide a buffer against potentially turbulent markets. The portfolio’s broad diversification across asset classes, regions, and countries, as well as our ability to make changes in the fund’s allocation to help enhance its risk/reward profile, should help it post attractive risk-adjusted returns in volatile, changing market environments.

Thank you for investing with T. Rowe Price.

Respectfully submitted,

Charles M. Shriver
Chairman of the fund’s Investment Advisory Committee

May 20, 2014

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Call option: Gives the holder the right but not the obligation to buy a security or index at a specified price on or before a specified date. Writing a call option means selling it to collect the price or premium.

Duration: A measure of a bond’s sensitivity to changes in interest rates. For example, a bond with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Gross domestic product: The total market value of all goods and services produced in a country.

Morningstar Global Allocation Index: An index that represents the performance of a portfolio of 60% global equities and 40% global bonds, with the allocation within each broad asset class determined by Morningstar’s asset allocation methodology and represented by Morningstar core equity and fixed income indexes.

Nominal coupon bonds: Fixed income securities with coupon payments that do not vary in response to changes in an inflation rate.

Standard & Poor’s 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	6 Months Ended 4/30/14	5/28/13 Through 10/31/13
NET ASSET VALUE		
Beginning of period	$ 10.46	$ 10.00
Investment activities		
Net investment income[(1)]	0.07[(2)]	0.04[(2)]
Net realized and unrealized gain / loss	0.30	0.42
Total from investment activities	0.37	0.46
Distributions		
Net investment income	(0.06)	–
Net realized gain	(0.01)	–
Total distributions	(0.07)	–
NET ASSET VALUE		
End of period	**$ 10.76**	**$ 10.46**

Ratios/Supplemental Data

Total return[(3)]	**3.56%[(2)]**	**4.60%[(2)]**
Ratio of total expenses to average net assets	0.98%[(2)(4)]	0.98%[(2)(4)]
Ratio of net investment income to average net assets	1.27%[(2)(4)]	0.89%[(2)(4)]
Portfolio turnover rate	16.9%	22.4%
Net assets, end of period (in thousands)	$ 65,696	$ 52,106

(1) Per share amounts calculated using average shares outstanding method.

(2) See Note 6. Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 2/29/16, and expenses permanently waived (0.07% of average net assets) related to investments in T. Rowe Price mutual funds.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Financial Highlights For a share outstanding throughout each period

Advisor Class

	6 Months Ended 4/30/14	5/28/13 Through 10/31/13
NET ASSET VALUE		
Beginning of period	$ 10.46	$ 10.00
Investment activities		
Net investment income[(1)]	0.06[(2)]	0.03[(2)]
Net realized and unrealized gain / loss	0.30	0.43
Total from investment activities	0.36	0.46
Distributions		
Net investment income	(0.06)	–
Net realized gain	(0.01)	–
Total distributions	(0.07)	–
NET ASSET VALUE		
End of period	**$ 10.75**	**$ 10.46**

Ratios/Supplemental Data

Total return[(3)]	**3.56%[(2)]**	**4.60%[(2)]**
Ratio of total expenses to average net assets	1.08%[(2)(4)]	1.08%[(2)(4)]
Ratio of net investment income to average net assets	1.21%[(2)(4)]	0.79%[(2)(4)]
Portfolio turnover rate	16.9%	22.4%
Net assets, end of period (in thousands)	$ 1,538	$ 625

(1) Per share amounts calculated using average shares outstanding method.

(2) See Note 6. Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 2/29/16, and expenses permanently waived (0.07% of average net assets) related to investments in T. Rowe Price mutual funds.

(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
MercadoLibre (USD)	244	23
Tenaris, ADR (USD)	572	25
Total Argentina (Cost $48)		48
AUSTRALIA 1.4%		
Asset-Backed Securities 0.1%		
Smart Trust, Series 2014-1US, Class A3A 0.95%, 2/14/18 (USD)	30,000	30
		30
Common Stocks 1.3%		
Amcor	4,421	42
Australia & New Zealand Banking	1,961	63
Beach Energy	14,542	23
BHP Billiton	2,648	93
Brambles	4,577	40
BT Investment Management	4,042	25
CFS Retail Property	3,298	6
Challenger	1,817	12
Charter Hall Retail, Equity Units	1,641	6
Cochlear	232	13
CSL	762	48
Downer EDI	5,824	27
Fortescue Metals Group	619	3
Goodman Group	409	2
Harvey Norman Holdings	4,453	14
Iluka Resources	710	6
James Hardie Industries, GDR	3,432	44
Leighton Holdings	1,761	31
Macquarie Group	1,671	90
Orocobre (1)	195	–
QBE Insurance	4,249	46
Rio Tinto	638	37

SAI Global	2,040	8
Santos	3,526	45
Seek	458	7
Sims Metal Management (1)	3,983	36
Stockland	1,063	4
Telstra	3,069	15
Toll Holdings	9,387	46
Veda (1)	4,001	8
Westfield Retail Trust	11,196	33
WorleyParsons	273	4
		877

Corporate Bonds 0.0%

Westpac Banking, 2.25%, 7/30/18 (USD)	25,000	25
		25
Total Australia (Cost $857)		932

AUSTRIA 0.1%

Common Stocks 0.1%

Erste Group Bank	1,178	40
Total Austria (Cost $36)		40

BELGIUM 0.3%

Common Stocks 0.2%

Anheuser-Busch InBev	502	55
Arseus	490	28
D'Ieteren	350	16
Delhaize	651	48
Umicore	554	27
		174

Corporate Bonds 0.1%		
Anheuser-Busch InBev, 2.875%, 2/15/16 (USD)	20,000	21
Delhaize Group, 6.50%, 6/15/17 (USD)	25,000	28
		49
Total Belgium (Cost $198)		223

BRAZIL 1.2%

Common Stocks 0.8%		
Aliansce Shopping Centers	200	2
Banco Santander Brasil, ADR (USD)	9,900	66
BM&FBOVESPA	6,400	33
BR Malls Participacoes	13,450	116
BRF	580	13
CCR	2,300	18
Energias do Brasil	7,200	32
Iguatemi Empresa de Shopping Centers	100	1
Lojas Renner	3,850	112
Multiplus	700	9
Natura Cosmeticos	600	10
Petrobras, ADR (USD)	1,660	23
Petrobras, ADR (USD)	4,350	64
Raia Drogasil	2,800	24
Tim Participacoes, ADR (USD)	780	21
Totvs	400	7
Transmissora Alianca de Energia Eletrica, Equity Units	100	1
Usinas Siderurgicas de Minas (1)	1,900	7
Vale, ADR (USD)	721	9
Vale, ADR (USD)	130	1
		569
Corporate Bonds 0.1%		
Petrobras Global Finance, 5.625%, 5/20/43 (USD)	35,000	31
Petrobras International Finance, 5.75%, 1/20/20 (USD)	20,000	21

Vale Overseas, 6.25%, 1/23/17 (USD)	25,000	28
		80
Preferred Stocks 0.3%		
Banco Bradesco	2,300	34
Bradespar	300	3
Itau Unibanco	7,900	130
		167
Total Brazil (Cost $804)		816
CANADA 0.8%		
Common Stocks 0.5%		
Agnico Eagle Mines	400	12
Aimia	600	10
ARC Resources	20	1
Brookfield Canada Office Properties	300	7
Canadian Pacific Railway (USD)	54	8
Canadian Real Estate Investment Trust	80	3
Computer Modelling	320	9
Dominion Diamond (1)	825	10
Eldorado Gold (USD)	100	1
Eldorado Gold	4,050	25
Enerflex (1)	30	—
Franco-Nevada	410	20
Goldcorp, Class A (USD)	940	23
NuVista Energy (1)	100	1
Open Text	290	14
Osisko Mining (1)	600	4
Platinum Group Metals (1)	5,900	6
Potash Corporation of Saskatchewan (USD)	695	25
Sandstorm Gold (1)	874	5
ShawCor	400	18
Silver Wheaton (USD)	602	13

SACI Falabella	1,972	17
Sociedad Quimica y Minera de Chile, ADR (USD)	20	1
Total Chile (Cost $42)		38

CHINA 1.8%

Common Stocks 1.8%

58.com, ADR (USD) (1)	340	13
Agile Property (HKD)	20,000	16
Ajisen China Holdings (HKD)	21,000	18
Anhui Conch Cement (HKD)	1,000	4
Baidu, ADR (USD) (1)	1,847	284
Bank of China (HKD)	47,000	21
Beijing Enterprises (HKD)	8,500	73
C C Land Holdings (HKD)	37,000	7
China Gas Holdings (HKD)	6,000	10
China Huiyuan Juice (HKD) (1)	21,000	14
China Longyuan Power, H Shares (HKD)	18,000	18
China Merchants Holdings International (HKD)	6,000	19
China National Building (HKD)	18,000	17
China Oilfield Services, H Shares (HKD)	8,000	19
China Overseas Land & Investment (HKD)	12,000	29
China Shanshui Cement (HKD)	34,000	13
China Unicom Hong Kong (HKD)	20,000	31
China Vanke (HKD)	9,300	15
CNOOC (HKD)	29,000	48
CPMC Holdings (HKD)	10,000	8
Ctrip.com International, ADR (USD) (1)	379	18
Dah Chong Hong Holdings (HKD)	17,000	11
Dongfeng Motor (HKD)	16,000	21
Fufeng (HKD)	28,000	11
Huaneng Power International, H Shares (HKD)	10,000	10
Huaneng Renewables, H Shares (HKD)	42,000	13

ICBC (HKD)	50,000	30
Jiangxi Copper (HKD)	1,000	2
Mindray Medical International, ADR (USD)	230	8
Minth Group (HKD)	8,000	12
Noah Holdings, ADR (USD) (1)	800	11
Parkson Retail (HKD)	16,500	5
Ping An Insurance, H Shares (HKD)	8,000	59
Qunar Cayman Islands, ADR (USD) (1)	395	10
Shimao Property (HKD)	4,500	9
Sina (USD) (1)	413	20
SOHO China (HKD)	28,000	22
Tencent Holdings (HKD)	2,500	156
Uni-President China Holdings (HKD)	8,000	7
Vipshop Holdings, ADR (USD) (1)	60	8
Want Want China Holdings (HKD)	31,000	48
Wumart Stores, H Shares (HKD)	6,000	6
Youku Tudou, ADR (USD) (1)	777	17
Zhongsheng Group Holdings (HKD)	7,500	9
Zoomlion Heavy Industry Science & Technology, H Shares (HKD)	32,200	21
Total China (Cost $1,151)		1,221

COLOMBIA 0.0%

Corporate Bonds 0.0%

Ecopetrol, 4.25%, 9/18/18 (USD)	25,000	27
Total Colombia (Cost $25)		27

DENMARK 0.3%

Common Stocks 0.3%

Ambu	278	19
Danske Bank	1,217	34
GN Store Nord	2,089	50
ISS (1)	823	29

Maersk, B Shares	14	33
OW Bunker, A Shares (1)	510	17
Total Denmark (Cost $158)		182

FINLAND 0.1%

Common Stocks 0.1%

Nokian Renkaat	145	6
Rapala	949	7
Sanitec (SEK) (1)	846	10
Vacon	420	17
Total Finland (Cost $35)		40

FRANCE 1.9%

Common Stocks 1.8%

Air Liquide	178	25
Airbus	1,264	87
ALBIOMA	144	4
Alcatel-Lucent (1)	4,256	17
ArcelorMittal	405	6
Atos	535	46
AXA	4,455	116
Biomerieux	74	8
BNP Paribas	658	49
Bouygues	489	22
Edenred	1,737	59
Eurofins Scientific	109	30
Eutelsat	1,718	59
Faurecia (1)	532	24
GDF Suez	1,476	37
Gecina	292	39
Iliad	198	53
Kering	532	118

L'Oreal	277	48
Legrand	790	51
Mersen	683	22
Nexans	581	33
Pernod Ricard	635	76
Rexel	1,633	41
Schneider Electric	758	71
Total, ADR (USD)	30	2
Unibail-Rodamco	121	33
Vallourec	30	2
Zodiac Aerospace	680	23
		1,201
Corporate Bonds 0.1%		
BNP Paribas, 1.375%, 3/17/17 (USD)	15,000	15
BNP Paribas, 2.70%, 8/20/18 (USD)	25,000	26
		41
Total France (Cost $1,108)		1,242
GERMANY 1.9%		
Common Stocks 1.6%		
Aixtron (1)	916	15
Allianz	175	30
BASF (1)	400	46
Bayer	1,681	233
BMW	365	46
Brenntag	271	49
Commerzbank (1)	1,301	23
CTS Eventim	272	17
Deutsche Bank	452	20
Deutsche Boerse	465	34
Deutsche Euroshop	55	3
E.ON	1,640	31

Fresenius	564	86
GEA Group	726	33
Infineon Technologies	519	6
Leoni	379	28
Munich Re (1)	400	92
Norma	896	47
Pfeiffer Vacuum Technology	100	12
SAP	340	27
Siemens	396	52
Sky Deutschland (1)	4,611	39
Takkt	861	17
Telefonica Deutschland Holding	3,552	30
ThyssenKrupp (1)	279	8
Tom Tailor Holding (1)	599	12
Wirecard	493	21
		1,057
Corporate Bonds 0.1%		
KfW, 0.875%, 9/5/17 (USD)	35,000	35
		35
Preferred Stocks 0.2%		
Draegerwerk	121	14
Jungheinrich	101	8
Sartorius	172	22
Volkswagen (1)	491	132
		176
Total Germany (Cost $1,093)		1,268
GREECE 0.0%		
Common Stocks 0.0%		
Piraeus Bank (1)	9,223	22

Total Greece (Cost $22)		22

HONG KONG 1.2%

Common Stocks 1.2%

AIA Group	45,000	218
ASM Pacific Technology	400	4
Convenience Retail Asia	22,000	15
Giordano International	26,000	17
Hang Lung Properties	21,000	63
Hilong Holding	4,000	2
Hongkong Land Holdings (USD)	1,000	7
Hutchison Telecommunications Hong Kong Holdings	10,000	3
Hutchison Whampoa	7,000	96
Hysan Development	1,000	4
Jardine Matheson (USD)	800	50
Kerry Properties	17,500	58
Pacific Textiles	32,000	41
Samsonite International	9,000	29
Sun Hung Kai Properties	4,000	51
Sun Hung Kai Properties, Warrants, 4/22/16 (1)	333	—
Trinity	24,000	6
VTech Holdings	1,100	15
Wharf Holdings	1,000	7
Wynn Macau	25,200	99
Total Hong Kong (Cost $788)		785

INDIA 0.6%

Common Stocks 0.6%

Axis Bank, GDR (USD)	1,990	50
Dr. Reddy's Laboratories, ADR (USD)	830	37
Gail India, GDR (USD)	44	2
HDFC Bank, ADR (USD)	2,205	88

ICICI Bank, ADR (USD)	1,230	53
Infosys, ADR (USD)	1,559	84
Larsen & Toubro, GDR (USD)	966	21
Tata Motors, ADR (USD)	1,333	50
Total India (Cost $329)		385

INDONESIA 0.2%

Common Stocks 0.2%

Astra International	41,900	27
Bank Central Asia	31,100	29
Bank Mandiri	33,800	29
Hero Supermarket (1)	17,000	4
Mayora Indah	7,333	18
Sarana Menara Nusantara (1)	79,700	27
Summarecon Agung	144,800	14
XL Axiata	29,300	13
Total Indonesia (Cost $165)		161

IRELAND 0.1%

Common Stocks 0.1%

DCC (GBP)	838	43
Paddy Power	161	13
Ryanair Holdings, ADR (USD) (1)	770	41
Total Ireland (Cost $85)		97

ISRAEL 0.1%

Common Stocks 0.1%

Teva Pharmaceutical, ADR (USD)	700	34
Total Israel (Cost $35)		34

ITALY 0.8%

Common Stocks 0.8%

Autogrill (1)	481	4
Banca Generali	678	21
Eni	6,393	166
Intesa Sanpaolo	10,749	37
Prysmian	1,535	40
Snam	6,497	39
Telecom Italia, RNC Shares	88,776	88
UniCredit	11,158	100
World Duty Free (1)	2,182	29
Yoox (1)	361	13
Total Italy (Cost $413)		537

JAPAN 4.3%

Common Stocks 4.3%

Ain Pharmaciez	100	4
Air Water	3,000	42
Aisin Seiki	1,600	56
Asahi Kasei	5,000	34
Astellas Pharma	3,200	36
Bank of the Ryukyus	1,000	13
Canon	600	19
Central Japan Railway	300	37
CyberAgent	600	25
Daido Steel	1,000	5
Daiichikosho	600	17
FamilyMart	2,200	91
Fields	200	3
FP	400	12
Frontier Real Estate Investment	1	5
Fujitsu General	2,000	23

Furukawa	1,000	2
GLP J-REIT	3	3
Goldcrest Company	100	2
Hamamatsu Photonics	600	27
Hikari Tsushin	200	17
Hitachi	7,000	50
Honda Motor	2,900	96
Iida Group Holdings	1,228	18
Inpex	6,100	89
Isuzu Motors	2,000	12
ITOCHU	3,600	40
Japan Tobacco	3,700	121
JFE Holdings	100	2
Kakaku.com	1,700	24
KDDI	700	37
Kirin Holdings	2,000	28
Koito Manufacturing	4,500	98
Matsumotokiyoshi Holdings	900	27
Message	400	13
Miraca Holdings	600	26
Mitsubishi	1,600	29
Mitsubishi Electric	3,000	34
Mitsubishi Estate	2,000	45
Mitsubishi Materials	1,000	3
Mitsubishi Motors	4,100	44
Mitsubishi UFJ Financial	5,500	29
Mitsubishi UFJ Lease & Finance	1,700	8
Mitsui	5,100	72
Mitsui Fudosan	500	15
Musashi Seimitsu Industry	400	9
Nabtesco	800	17
Nagase & Company	1,000	12
Nakanishi	800	27
NHK Spring	1,900	17

Nihon Parkerizing	500	11
Nikon	500	8
Nippon Accommodations Fund	8	28
Nippon Kayaku	1,000	12
Nippon Prologis REIT	1	2
Nippon Seiki	1,000	17
Nippon Soda	3,000	17
Nippon Steel & Sumitomo Metal	1,000	3
Nippon Telegraph & Telephone	3,000	166
Nippon Yusen Kabushiki Kaish	1,000	3
Nissan Chemical Industries	600	9
Nissan Motor	7,200	62
Oiles	400	9
Olympus Optical (1)	1,400	43
Otsuka Holdings	1,100	32
Panasonic	1,600	17
Pola Orbis Holdings	500	20
Press Kogyo	5,000	18
Rohm Company	800	38
Rohto Pharmaceutical	700	12
Round One	1,400	10
Sankyo Tateyama	700	14
Sankyo-Gunma	700	28
Sanwa Holdings	2,000	12
Shin-Etsu Chemical	100	6
SoftBank	1,100	82
Sony	1,300	23
Sony Financial	3,400	54
Start Today	1,100	23
Sumitomo	7,800	101
Sumitomo Mitsui Trust Holdings	7,000	29
Suzuki Motor	1,000	26
Takeda Pharmaceutical	1,700	76
Tamron	400	10

Temp Holdings	900	23
The Bank of Yokohama	2,000	10
Toei	3,000	17
Tokio Marine Holdings	4,400	130
Tokyo Electron	200	11
Tokyo Tatemono	2,000	16
Toshiba Tec	3,000	19
Tosoh	1,000	4
Toyota Motor	900	49
UACJ	1,000	4
Unipres	400	8
United Arrows	200	8
VT Holdings	1,600	9
Wacom	1,400	9
Yahoo! Japan	5,300	23
Yellow Hat	400	8
Zenkoku Hosho	600	13
Total Japan (Cost $2,866)		2,897

LUXEMBOURG 0.1%

Common Stocks 0.1%

Altice (1)	735	42
		42

Convertible Preferred Stock 0.0%

ArcelorMittal (USD)	147	3
		3
Total Luxembourg (Cost $31)		45

MALAYSIA 0.1%

Common Stocks 0.1%

Astro Malaysia Holdings	44,900	46

Bursa Malaysia	4,400	10
CIMB Group Holdings Berhad	10,800	25
Lafarge Malaysia	2,700	7
Total Malaysia (Cost $91)		88

MEXICO 0.5%

Common Stocks 0.3%

America Movil, ADR (USD)	1,200	24
Concentradora Fibra Danhos	1,000	2
Fresnillo (GBP)	2,120	31
Grupo Financiero Banorte	10,400	69
Grupo Lala	3,200	7
Grupo Mexico	2,600	8
Infraestructura Energetica Nova	600	3
Mexichem SAB de CV	400	2
Walmart de Mexico	32,993	83
		229

Corporate Bonds 0.2%

America Movil, 5.625%, 11/15/17 (USD)	25,000	28
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)	20,000	22
Petroleos Mexicanos, 4.875%, 3/15/15 (USD)	45,000	47
Petroleos Mexicanos, 6.00%, 3/5/20 (USD)	20,000	23
		120
Total Mexico (Cost $350)		349

NETHERLANDS 0.8%

Common Stocks 0.8%

Aalberts Industries (1)	380	—
Aalberts Industries, Rights 5/28/14	380	13
ASM International	232	10
ASML	843	69

Constellium (USD) (1)	277	8
ING Groep, GDR (1)	3,032	43
Kendrion (1)	477	—
Kendrion, Rights 5/26/14 (1)	477	16
Koninklijke Ahold	2,206	43
Koninklijke Philips	2,544	81
Lyondellbasell Industries (USD)	830	77
NXP Semiconductors (USD)	2,465	147
Ziggo	295	13
		520

Corporate Bonds 0.0%

ING U.S., 2.90%, 2/15/18 (USD)	25,000	26
		26
Total Netherlands (Cost $436)		546

NEW ZEALAND 0.1%

Common Stocks 0.1%

Fisher & Paykel Healthcare, C Shares	5,086	18
Fletcher Building	3,854	33
Total New Zealand (Cost $43)		51

NORWAY 0.4%

Common Stocks 0.3%

DNB	5,763	102
Electromagnetic Geoservices (1)	3,179	4
Opera Software	1,468	19
Statoil	2,148	65
Storebrand (1)	3,940	22
		212

Corporate Bonds 0.1%		
Statoil, 1.20%, 1/17/18 (USD)	20,000	20
		20
Total Norway (Cost $204)		232
OMAN 0.0%		
Common Stocks 0.0%		
Bank Muscat (SAOG)	1,720	3
Bank Muscat (SAOG), GDR (USD)	2,113	13
Total Oman (Cost $17)		16
PANAMA 0.1%		
Government Bonds 0.1%		
Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	30
Total Panama (Cost $28)		30
PERU 0.0%		
Common Stocks 0.0%		
Southern Copper (USD)	934	28
Total Peru (Cost $28)		28
PHILIPPINES 0.1%		
Common Stocks 0.1%		
Globe Telecom	490	18
GT Capital Holdings	950	19
SM Investments	1,716	28
Universal Robina	8,380	27
Total Philippines (Cost $91)		92

SINGAPORE 0.4%

Common Stocks 0.4%

Avago Technologies (USD)	1,795	114
CapitaMall Trust	3,000	5
DBS Group	3,000	40
Global Logistic Properties	2,000	5
Mapletree Industrial Trust	5,000	6
Sembcorp Industries	4,000	17
United Overseas Bank	4,000	69
Venture	1,000	6
Wilmar International	7,000	19
Total Singapore (Cost $223)		281

SOUTH AFRICA 0.3%

Common Stocks 0.3%

African Rainbow Minerals	130	2
AngloGold Ashanti	570	10
Aspen Pharmacare Holdings	2,139	57
FirstRand	2,926	11
Life Healthcare Group Holdings	1,486	6
Sanlam	4,412	24
Shoprite Holdings	3,402	57
Truworths International	1,355	11
Woolworths Holdings	7,694	52
Total South Africa (Cost $222)		230

SOUTH KOREA 1.2%

Common Stocks 1.1%

AfreecaTV	456	11
Binggrae	242	22
CJ CheilJedang	42	13

GS Retail	810	22
Hana Financial Group	1,280	45
Hyundai	299	67
Hyundai Glovis	72	17
Hyundai Mobis	257	73
KEPCO Plant Service & Engineering	304	20
Korea Zinc	11	4
KT&G	729	58
LG Household & Health Care	198	90
LS Industrial Systems	135	9
MegaStudy	119	8
NAVER	110	79
Samsung Electronics	111	144
Shinhan Financial Group	1,130	49
SK Hynix (1)	650	25
		756

Corporate Bonds 0.1%

Hyundai Capital America, 2.55%, 2/6/19 (USD) (2)	20,000	20
		20
Total South Korea (Cost $710)		776

SPAIN 0.6%

Common Stocks 0.6%

Acerinox (1)	2,734	48
Amadeus IT Holding, A Shares	395	16
Banco Bilbao Vizcaya Argentaria	8,047	99
Bankia (1)	7,259	15
Baron de Ley (1)	80	8
Carbures Europe (1)	246	11
eDreams ODIGEO (1)	452	7
Gas Natural	1,549	44
Grifols	540	29

Jazztel (1)	1,749	27
Laboratorios Farmaceuticos Rovi	1,067	15
Telefonica	6,052	101
Vidrala	246	13
Total Spain (Cost $330)		433

SWEDEN 0.8%

Common Stocks 0.8%

Assa-Abloy, B Shares (1)	759	40
Autoliv, GDR	185	19
Avanza Holding Bank	507	19
Boliden	385	6
Byggmax	1,225	10
Elekta, B Shares	3,611	51
Hexagon, B Shares	1,369	44
Hufvudstaden	265	4
Indutrade	163	7
Lindab International (1)	729	9
LM Ericsson	2,769	33
Nibe Industrier	397	11
Nordea Bank	1,542	22
Opus (1)	5,581	11
SSAB (1)	1,920	17
Svenska Cellulosa, B Shares	1,704	48
Svenska Handelsbanken, A Shares	2,545	128
Swedbank	1,425	38
Volvo, B Shares	3,136	49
Total Sweden (Cost $499)		566

SWITZERLAND 2.4%

Common Stocks 2.4%

ABB (1)	1,065	26

Credit Suisse (1)	5,439	173
Dksh Holding	107	9
Dufry (1)	275	45
GAM Holding	3,594	65
Holcim (1)	1,737	159
Julius Baer	517	24
Kuoni Reisen Holding	19	8
Leonteq	79	15
Nestle	3,213	248
Novartis, Regulation D Shares	3,833	332
Partners Group Holding	80	22
PSP Swiss Property	73	7
Richemont, A Shares	1,230	125
Richemont, GDR (ZAR)	4,029	41
Roche Holding - Genusscheine	248	73
SGS Group	10	25
Sonova	433	63
Swiss Life	115	28
Syngenta (1)	119	47
Tecan	97	12
The Swatch Group, B Shares	24	15
Zurich Insurance Group	261	75
Total Switzerland (Cost $1,447)		1,637

TAIWAN 0.6%

Common Stocks 0.6%

Catcher Technology	5,000	42
China Life Insurance	15,000	13
Far Eastone Telecomm	8,000	17
Gourmet Master	2,000	16
PChome Online	2,000	14
Quanta Computer	10,000	28
Taiwan Cement	7,000	11

UNITED ARAB EMIRATES 0.3%

Common Stocks 0.3%

Air Arabia	41,969	15
DP World (USD)	3,832	71
Dragon Oil (GBP)	15	—
Emaar Properties (1)	23,774	70
First Gulf Bank	1,613	8
Islamic Arab Insurance (1)	25,799	8
Total United Arab Emirates (Cost $127)		172

UNITED KINGDOM 6.5%

Common Stocks 6.3%

3i Group	2,945	19
Abcam	2,766	18
Alent	1,993	11
AMEC	2,039	43
Anglo American	100	3
ARM Holdings	2,240	34
AstraZeneca, ADR (USD)	633	50
Aveva	878	31
Aviva	7,420	66
Barclays	25,113	107
Barclays, ADR (USD)	7,571	130
BG Group	1,599	32
BHP Billiton	2,845	92
Blinkx (1)	3,204	5
British Sky Broadcasting	4,669	69
Burberry	1,638	41
Capita	3,362	62
Carphone Warehouse	6,465	34
Centamin (1)	7,350	8
Close Brothers Group	404	10

Compass Group	6,000	95
Derwent London	111	5
Diageo	855	26
Direct Line Insurance	22,105	93
Domino Printing Sciences	1,482	19
Ebiquity (1)	4,469	10
Electrocomponents	3,857	19
Exova (1)	4,779	18
Experian	2,473	47
Flybe (1)	3,515	8
GKN	13,600	88
GlaxoSmithKline	1,554	43
GlaxoSmithKline, ADR (USD)	3,578	198
Glencore Xstrata	2,777	15
Great Portland Estates	266	3
GW Pharmaceuticals (1)	2,414	14
GW Pharmaceuticals, ADR (USD) (1)	30	2
Hammerson	386	4
Hays	7,857	20
Huntsworth	7,940	8
Hyder Consulting	1,586	13
Informa	1,937	16
Intermediate Capital	2,122	16
Intertek	418	20
Investec	8,404	74
IP (1)	2,958	9
IQE (1)	56,671	22
ITE Group	3,564	14
John Wood	110	1
Jupiter Fund Management	4,189	27
Kingfisher	3,987	28
Ladbrokes	3,739	10
Land Securities	2,953	53
Liberty Global, Series A (USD) (1)	1,100	44

Liberty Global, Series C (USD) (1)	1,184	45
Lloyds Banking Group (1)	68,644	87
London Stock Exchange	514	16
Lonmin (1)	567	3
Luxfer Holdings, ADR (USD)	7	—
Marks & Spencer Group	8,260	62
National Grid	5,800	82
Ophir Energy (1)	3,545	16
Oxford Instruments	683	15
Partnership Assurance (1)	755	2
Paypoint	1,714	33
Persimmon	3,714	82
Petra Diamonds (1)	7,751	21
Playtech	1,431	16
Polypipe (1)	2,757	12
Premier Oil	492	3
Prudential	866	20
Randgold Resources	180	15
Rathbone Brothers	153	5
Rio Tinto	2,108	115
Rio Tinto, ADR (USD)	90	5
Rolls-Royce Holdings	5,792	103
Royal Bank of Scotland (1)	7,539	38
Royal Dutch Shell, ADR (USD)	1,001	79
Royal Dutch Shell, B Shares	1,164	50
Royal Dutch Shell, B Shares, ADR (USD)	2,981	252
SABMiller (ZAR)	1,126	61
SABMiller	477	26
Salamander Energy (1)	4,686	11
Serco Group	4,104	24
Shaftesbury	615	7
SSE	4,422	114
Standard Chartered	6,580	142
Ted Baker	713	22

Tesco	15,340	76
Tullow Oil	3,110	46
Unilever	2,115	94
Vesuvius	3,244	23
Victrex	931	29
Vodafone, ADR (USD) (1)	3,200	121
WANdisco (1)	432	6
William Hill	7,023	42
WPP	8,469	182
Xchanging	9,052	24
YouGov	7,269	15
		4,189
Corporate Bonds 0.2%		
Abbey National Treasury Services, 1.375%, 3/13/17 (USD)	25,000	25
BP Capital Markets, 1.375%, 11/6/17 (USD)	20,000	20
HSBC Holdings, 5.10%, 4/5/21 (USD)	20,000	23
Rio Tinto Finance USA, 1.375%, 6/17/16 (USD)	25,000	25
Royal Bank of Scotland, 2.55%, 9/18/15 (USD)	50,000	51
		144
Preferred Stocks 0.0%		
Rolls-Royce Holdings, C Shares (1)	797,970	1
		1
Total United Kingdom (Cost $4,009)		4,334
UNITED STATES 59.7%		
Common Stocks 26.0%		
3M	720	100
AbbVie	730	38
ACADIA Pharmaceuticals (1)	724	15
Acadia Realty Trust, REIT	109	3
Acceleron Pharma (1)	190	7

Actavis (1)	45	9
AES	8,290	120
Agilent Technologies	2,270	123
Air Products & Chemicals	31	4
Airgas	104	11
Akamai Technologies (1)	861	46
Alexandria Real Estate, REIT	118	9
Alexion Pharmaceuticals (1)	449	71
Align Technology (1)	618	31
Allergan	238	39
Alliance Data Systems (1)	62	15
Allstate	760	43
Alnylam Pharmaceuticals (1)	328	16
Amazon.com (1)	1,229	374
American Airlines (1)	6,831	240
American Campus Communities, REIT	138	5
American Electric Power	1,110	60
American Express	620	54
American Tower, REIT	965	81
Ameriprise Financial	1,115	124
AmerisourceBergen	320	21
Amgen	430	48
Anadarko Petroleum	761	75
Angie's List (1)	623	7
Annaly Capital Management, REIT	1,760	20
Antero Resources (1)	31	2
Apache	1,369	119
Apple	240	142
Applied Materials	1,930	37
Archer-Daniels-Midland	1,217	53
athenahealth (1)	54	7
Athlon Energy (1)	79	3
Autodesk (1)	477	23
AutoZone (1)	14	7

AvalonBay Communities, REIT	173	24
Avon	2,460	38
AZZ	44	2
Babcock & Wilcox	195	7
Ball	71	4
Bank of America	9,640	146
Becton, Dickinson & Company	116	13
Berry Plastics (1)	140	3
Biogen Idec (1)	640	184
BlackRock	137	41
Boeing	2,625	339
Boston Properties, REIT	171	20
Bunge Limited	872	69
Calpine (1)	2,860	66
Camden Property Trust, REIT	136	9
Cameron International (1)	79	5
Capital One Financial	1,060	78
Cardinal Health	266	18
CarMax (1)	777	34
Carnival	3,190	125
Carpenter Technology	52	3
CBL & Associates Properties, REIT	198	4
Celanese, Series A	2,585	159
Celgene (1)	574	84
CenterPoint Energy	980	24
Chesapeake Energy	1,640	47
Chevron	69	9
Chipotle Mexican Grill (1)	227	113
Cigna	1,040	83
Cimarex Energy	279	33
Citigroup	4,128	198
Clearwater Paper (1)	10	1
CME Group	290	20
Coach	500	22

Cognizant Technology Solutions (1)	768	37
Comcast, Class A	563	29
Comcast, Class A-1	1,090	56
Concho Resources (1)	986	129
Concur Technologies (1)	439	35
CONSOL Energy	297	13
Constellation Brands, Class A (1)	123	10
Continental Resources (1)	108	15
Core Laboratories	20	4
Corporate Executive Board	151	10
Costco Wholesale	178	21
Covance (1)	107	9
Covidien	927	66
Crown Castle International, REIT	1,067	78
CVS Caremark	1,424	104
Danaher	2,485	182
DCT Industrial Trust, REIT	866	7
Delphi Automotive	132	9
Delta Air Lines	635	23
Diamondback Energy (1)	56	4
Digital Realty Trust, REIT	210	11
Discover Financial	965	54
Discovery Communications, Class C (1)	1,362	96
Dollar Tree (1)	826	43
Douglas Emmett, REIT	622	17
Dr Pepper Snapple	990	55
EastGroup Properties, REIT	75	5
eBay (1)	600	31
Ecolab	1,183	124
Energizer	210	23
Energy XXI Bermuda	92	2
Entergy	1,013	73
EOG Resources	104	10
EQT	651	71

Equifax	418	30
Equinix (1)	129	24
Equity One, REIT	113	3
Equity Residential, REIT	354	21
Essex Property Trust, REIT	143	25
Estee Lauder, Class A	114	8
Exelon	2,680	94
Express Scripts Holding (1)	10	1
Exterran Holdings	105	5
ExxonMobil	140	14
Facebook (1)	2,385	143
Fastenal	270	14
Federal Realty Investment Trust, REIT	156	18
FedEx	491	67
FEI	37	3
Fidelity National Financial	598	19
FirstEnergy	1,820	61
Fiserv (1)	902	55
FleetCor Technologies (1)	26	3
Flotek Industries (1)	70	2
Flowserve	354	26
FMC	181	14
Fossil (1)	87	9
Franklin Resources	87	5
Freeport-McMoRan Copper & Gold	707	24
GE	9,630	259
Generac Holdings	145	9
General Growth Properties, REIT	1,122	26
General Mills	490	26
General Motors	1,940	67
Gilead Sciences (1)	3,218	253
Goldman Sachs	6	1
Google, Class A (1)	465	249
Google, Class C (1)	476	251

Grubhub (1)	50	2
Halliburton	107	7
Hanesbrands	55	5
Harley-Davidson	338	25
Harman International	309	34
Harsco	234	6
HCA Holdings (1)	1,190	62
Healthcare Realty Trust, REIT	264	7
Helix Energy Solutions Group (1)	120	3
Henry Schein (1)	213	24
Hertz Global Holdings (1)	497	14
Hess	75	7
Highwoods Properties, REIT	170	7
Hilton Worldwide Holdings (1)	634	14
Home Depot	1,064	85
Honeywell International	1,784	166
Hospira (1)	1,380	63
Host Hotels & Resorts, REIT	396	8
Hubbell, Class B	65	8
IDEXX Laboratories (1)	145	18
IHS (1)	374	45
Illumina (1)	210	29
Ingredion	570	40
Intel	110	3
Intercept Pharmaceuticals (1)	33	9
IntercontinentalExchange	289	59
International Flavors & Fragrances	5	—
International Paper	3,171	148
Intuit	1	—
Intuitive Surgical (1)	15	5
Invesco	2,216	78
Isis Pharmaceuticals (1)	336	9
J.B. Hunt Transport Services	70	5
J.C. Penney (1)	2,470	21

Jacobs Engineering Group (1)	67	4
Johnson & Johnson	1,850	187
Johnson Controls	268	12
JPMorgan Chase	4,202	235
Kansas City Southern	459	46
Kapstone Paper & Packaging (1)	36	1
Kate Spade (1)	547	19
Keurig Green Mountain	17	2
Kilroy Realty, REIT	241	14
Kimco Realty, REIT	742	17
Kohl's	1,080	59
L Brands	795	43
Laredo Petroleum (1)	174	5
Las Vegas Sands	1,818	144
Lennar, Class A	482	19
LinkedIn (1)	521	80
Lorillard	150	9
Lowe's	2,734	126
Macerich Company, REIT	364	24
Madison Square Garden, Class A (1)	128	7
Magnum Hunter Resources (1)	120	1
Marathon Oil	1,020	37
Marriott, Class A	265	15
Marsh & McLennan	1,880	93
Martin Marietta Materials	366	45
MasterCard, Class A	2,099	154
Matador Resources (1)	124	4
McKesson	945	160
MDU Resources	2,290	81
MeadWestvaco	56	2
Merck	4,160	244
MetLife	3,280	172
MGM Resorts International (1)	532	13
Michael Kors Holdings (1)	117	11

Micron Technology (1)	3,640	95
Microsoft	1,441	58
Monsanto	425	47
Monster Beverage (1)	117	8
Morgan Stanley	4,737	147
Mosaic	320	16
MSA Safety	42	2
National Oilwell Varco	360	28
Netflix (1)	165	53
NetSuite (1)	274	21
NewMarket	5	2
Nike, Class B	515	38
NiSource	345	13
Northern Trust	126	8
NRG Energy	4,715	154
Nucor	133	7
O'Reilly Automotive (1)	447	66
Oasis Petroleum (1)	613	28
Occidental Petroleum	30	3
PACCAR	423	27
Pall	19	2
Papa John's International	319	14
Patterson-UTI Energy	120	4
PDC Energy (1)	54	3
Pebblebrook Hotel Trust, REIT	146	5
PepsiCo	1,711	147
Perrigo	36	5
Pfizer	7,580	237
PG&E	1,704	78
Pharmacyclics (1)	187	18
Philip Morris International	810	69
Phillips 66	3,105	258
Pioneer Natural Resources	1,379	267
Plum Creek Timber, REIT	149	6

PNC Financial Services Group	1,130	95
PNM Resources	77	2
Post Properties, REIT	28	1
Praxair	563	73
Precision Castparts	635	161
Priceline (1)	263	304
Procter & Gamble	1,340	111
Prologis, REIT	635	26
Proofpoint (1)	373	9
PS Business Parks, REIT	59	5
Public Storage, REIT	150	26
PVH	87	11
Qualcomm	1,061	83
Quanta Services (1)	213	7
Ralph Lauren	32	5
Range Resources	538	49
Red Hat (1)	334	16
Regency Centers, REIT	305	16
Regeneron Pharmaceuticals (1)	110	33
Regulus Therapeutics (1)	315	2
Republic Services	360	13
RLJ Lodging Trust, REIT	50	1
Roper Industries	495	69
Ross Stores	851	58
Royal Gold	117	8
RPM	143	6
Salesforce.com (1)	1,914	99
Santander Consumer USA Holdings (1)	974	22
Schlumberger	419	43
Schweitzer-Mauduit International	10	—
Seagate Technology	600	32
Seattle Genetics (1)	263	10
ServiceNow (1)	779	39
Sherwin-Williams	532	106

Simon Property Group, REIT	321	56
SL Green Realty, REIT	218	23
SLM Corporation	190	5
SM Energy	119	9
Spectra Energy	1,305	52
Starbucks	1,968	139
Starwood Hotels & Resorts Worldwide	633	49
State Street	2,025	131
Stillwater Mining (1)	636	10
Stratasys (1)	144	14
Stryker	180	14
Superior Energy	100	3
Taubman Centers, REIT	100	7
TD Ameritrade Holding	4,507	144
Terex	600	26
Terreno Realty, REIT	123	2
Tesco (1)	20	—
Tesla Motors (1)	85	18
Texas Instruments	2,270	103
Textron	1,330	54
Thermo Fisher Scientific	2,492	284
Tiffany	21	2
Time Warner Cable, Class A	140	20
Trimble Navigation (1)	120	5
TripAdvisor (1)	154	12
TRW (1)	1,026	82
TSC	783	53
Twenty-First Century	1,542	49
Tyco International	762	31
U.S. Bancorp	1,848	75
Union Pacific	223	42
United Continental (1)	2,536	104
United Technologies	2,100	248
UnitedHealth Group	2,242	168

US Silica Holdings	150	7
V. F.	38	2
Valero Energy	2,560	146
Valspar	10	1
Veeva Systems (1)	167	3
VeriSign (1)	595	28
Verizon Communications	207	10
Vertex Pharmaceuticals (1)	194	13
Viacom, Class B	490	42
Visa, Class A	1,270	257
VMware, Class A (1)	73	7
Vornado Realty Trust, REIT	203	21
Vulcan Materials	126	8
W. W. Grainger	81	21
Wabtec	208	15
Walgreen	62	4
Walt Disney	605	48
Weingarten Realty Investors, REIT	231	7
WellPoint	800	81
Wells Fargo	2,140	106
Western Digital	390	34
Weyerhaeuser, REIT	4,723	141
Whole Foods Market	974	48
Windstream Holdings	4,400	40
Workday (1)	163	12
Worthington Industries	80	3
WPX Energy (1)	252	5
Wynn Resorts	340	69
Xerox	7,800	94
XL Group	2,297	72
Xylem	80	3
Yahoo! (1)	681	24

Yum! Brands	38	3
		17,497
Convertible Preferred Stock 0.0%		
Dropbox, Acquisition Date: 1/30/14 Acquisition Cost $6 (1)(3)(4)	331	6
		6
Convertible Bonds 0.0%		
Forest City Enterprises, 4.25%, 8/15/18	3,000	3
		3
Corporate Bonds 3.9%		
AbbVie, 1.75%, 11/6/17	20,000	20
Actavis, 3.25%, 10/1/22	25,000	24
Aetna, 2.20%, 3/15/19	15,000	15
Altria Group, 4.75%, 5/5/21	20,000	22
American Express, 5.50%, 9/12/16	15,000	17
American Express Credit, 2.125%, 7/27/18	25,000	25
American International Group, 3.00%, 3/20/15	15,000	15
Ameriprise Financial, 7.30%, 6/28/19	20,000	25
Amgen, 2.125%, 5/15/17	25,000	26
Apple, 1.00%, 5/3/18	20,000	20
Arrow Electronics, 3.00%, 3/1/18	20,000	21
AT&T, 1.40%, 12/1/17	25,000	25
AT&T, 2.95%, 5/15/16	15,000	16
Axis Specialty & Casualty, 2.65%, 4/1/19	10,000	10
Baltimore Gas & Electric, 3.35%, 7/1/23	25,000	25
Bank of America, 1.50%, 10/9/15	25,000	25
Bank of America, 4.125%, 1/22/24	25,000	25
Bank of New York Mellon, 0.70%, 10/23/15	25,000	25
BB&T, 2.05%, 6/19/18	15,000	15
Berkshire Hathaway, 1.55%, 2/9/18	25,000	25
Bunge Finance, 5.90%, 4/1/17	25,000	28
Bunge Limited Finance, 5.10%, 7/15/15	25,000	26

Caterpillar Financial Services, 0.70%, 11/6/15	20,000	20
Catholic Health Initiatives, 2.95%, 11/1/22	25,000	24
CC Holdings, 3.849%, 4/15/23	25,000	25
Celgene Corporation, 2.30%, 8/15/18	25,000	25
Chevron, 2.427%, 6/24/20	25,000	25
Citigroup, 6.125%, 5/15/18	40,000	46
CMS Energy, 4.875%, 3/1/44	25,000	26
CNA Financial, 3.95%, 5/15/24	5,000	5
CNA Financial, 5.875%, 8/15/20	25,000	29
Cox Communications, 2.95%, 6/30/23 (2)	20,000	19
Cox Communications, 6.25%, 6/1/18 (2)	25,000	29
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
DDR, 3.375%, 5/15/23	25,000	24
Delphi, 4.15%, 3/15/24	15,000	15
DIRECTV Holdings, 2.40%, 3/15/17	25,000	26
DIRECTV Holdings, 3.55%, 3/15/15	25,000	26
Dow Chemical, 4.25%, 11/15/20	20,000	21
Duke Energy, 1.625%, 8/15/17	25,000	25
Duke Energy, 2.10%, 6/15/18	25,000	25
Eaton Vance, 3.625%, 6/15/23	15,000	15
Enbridge Energy Partners, 5.20%, 3/15/20	25,000	27
Energy Transfer Partners, 5.20%, 2/1/22	20,000	22
EnLink Midstream Partners, 2.70%, 4/1/19	5,000	5
Enterprise Products Operations, 4.85%, 3/15/44	25,000	26
ERAC USA Finance, 2.75%, 3/15/17 (2)	20,000	21
ERAC USA Finance, 2.80%, 11/1/18 (2)	5,000	5
Exelon Generation, 6.25%, 10/1/39	15,000	17
Express Scripts, 3.125%, 5/15/16	20,000	21
Fifth Third Bancorp, 4.30%, 1/16/24	25,000	26
Fiserv, 3.125%, 6/15/16	25,000	26
Florida Gas Transmission, 3.875%, 7/15/22 (2)	20,000	20
GATX Corp., 1.25%, 3/4/17	10,000	10
GE Capital, 1.00%, 12/11/15	25,000	25
GE Capital, 1.625%, 4/2/18	50,000	50

Gilead Sciences, 2.05%, 4/1/19	25,000	25
Goldman Sachs, 3.625%, 2/7/16	25,000	26
Goldman Sachs, 6.75%, 10/1/37	10,000	12
Goldman Sachs, 7.50%, 2/15/19	20,000	24
Harvard Univ., Presidents & Fellows, 3.619%, 10/1/37	25,000	23
Howard Hughes Medical Institute, 3.50%, 9/1/23	20,000	20
Intercontinental Exchange, 2.50%, 10/15/18	5,000	5
International Paper, 5.25%, 4/1/16	25,000	27
Interpublic Group of Companies, 4.00%, 3/15/22	25,000	25
J.B. Hunt Transportation Services, 2.40%, 3/15/19	5,000	5
Jefferies Group, 3.875%, 11/9/15	25,000	26
John Deere Capital, 1.70%, 1/15/20	25,000	24
JPMorgan Chase, 3.375%, 5/1/23	65,000	62
Kroger, 1.20%, 10/17/16	5,000	5
Liberty Mutual Insurance, 4.25%, 6/15/23 (2)	10,000	10
Macquarie Bank, 1.65%, 3/24/17 (2)	25,000	25
Marathon Oil, 0.90%, 11/1/15	25,000	25
McKesson, 1.292%, 3/10/17	15,000	15
McKesson, 1.40%, 3/15/18	25,000	25
Merrill Lynch, 6.875%, 4/25/18	25,000	29
MidAmerican Energy Holdings, 5.15%, 11/15/43	25,000	27
Morgan Stanley, 1.75%, 2/25/16	25,000	25
Morgan Stanley, 2.125%, 4/25/18	40,000	40
Nabors Industries, 2.35%, 9/15/16 (2)	5,000	5
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	10,000	10
NBC Universal, 5.15%, 4/30/20	40,000	46
News America, 4.50%, 2/15/21	20,000	22
Noble Energy, 6.00%, 3/1/41	20,000	24
Northern Trust, 3.95%, 10/30/25	25,000	25
O'Reilly Automotive, 3.80%, 9/1/22	25,000	25
PNC Funding, 3.30%, 3/8/22	20,000	20
Principal Financial Group, 3.30%, 9/15/22	25,000	25
Providence Health & Services, 4.379%, 10/1/23	25,000	27
Prudential Financial, 3.00%, 5/12/16	25,000	26

PSEG Power, 2.75%, 9/15/16	25,000	26
Regency Centers, 5.875%, 6/15/17	25,000	28
Reinsurance Group of America, 5.00%, 6/1/21	20,000	22
Republic Services, 5.50%, 9/15/19	25,000	29
Reynolds American, 1.05%, 10/30/15	25,000	25
Roper Industries, 2.05%, 10/1/18	5,000	5
Rowan Companies, 4.75%, 1/15/24	15,000	15
Southern Company, 2.45%, 9/1/18	25,000	26
Spectra Energy Partners, 4.75%, 3/15/24	20,000	21
State Street, 3.10%, 5/15/23	25,000	24
Textron, 3.65%, 3/1/21	10,000	10
Time Warner Cable, 3.50%, 2/1/15	25,000	26
Toyota Motor Credit, 2.05%, 1/12/17	25,000	26
Tyson Foods, 4.50%, 6/15/22	25,000	26
U.S. Bancorp, 3.442%, 2/1/16	20,000	21
Union Pacific, 2.25%, 2/15/19	25,000	25
Union Pacific, 4.75%, 9/15/41	10,000	11
Ventas Realty, 3.25%, 8/15/22	20,000	20
Verizon Communications, 5.15%, 9/15/23	25,000	28
Verizon Communications, 6.40%, 9/15/33	20,000	24
Viacom, 2.20%, 4/1/19	25,000	25
Wells Fargo, 3.50%, 3/8/22	45,000	46
Western Gas Partners, 4.00%, 7/1/22	20,000	20
Western Gas Partners, 5.45%, 4/1/44	25,000	27
Williams Partners, 4.125%, 11/15/20	25,000	26
Xerox, 2.95%, 3/15/17	25,000	26
		2,644
Asset-Backed Securities 0.4%		
AmeriCredit Automobile Receivables Trust Series 2013-2, Class B, 1.19%, 5/8/18	20,000	20
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A3, 0.92%, 4/9/18	25,000	25
Capital Auto Receivables Asset Trust Series 2013-1, Class C, 1.74%, 10/22/18	20,000	20

Capital Auto Receivables Asset Trust Series 2013-3, Class A3, 1.31%, 12/20/17	20,000	20
CarMax Auto Owner Trust Series 2013-1, Class A4, 0.89%, 8/17/18	20,000	20
CNH Equipment Trust Series 2013-C, Class A3, 1.02%, 8/15/18	30,000	31
Ford Credit Auto Owner Trust Series 2013-C13, Class A4, 1.25%, 10/15/18	10,000	10
Ford Credit Floorplan Master Owner Series 2013-3, Class A1, 0.79%, 6/15/17	20,000	20
Nissan Auto Receivables Owner Trust Series 2013-B, Class A3, 0.84%, 11/15/17	25,000	25
Sierra Receivables Funding Series 2014-1A, Class A, 2.07%, 3/20/30 (2)	95,371	95
		286
Non-U.S. Government Mortgage-Backed Securities 0.5%		
Bank of America Commercial Mortgage Series 2007-4, Class A4, ARM, 5.948%, 2/10/51	31,706	35
Bank of America Commercial Mortgage Series 2007-4, Class AM, ARM, 6.015%, 2/10/51	25,000	28
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class A1, 1.199%, 3/10/47	29,659	30
Commercial Mortgage PTC Series 2014-LC15, Class B, ARM, 4.599%, 4/10/47	45,000	47
Commercial Mortgage PTC Series 2014-UBS2, Class A1, 1.298%, 3/10/47	29,702	30
FREMF Mortgage Trust, Series 2013-K713 Class B, ARM, 3.274%, 4/25/46 (2)	40,000	39
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4, ARM, 5.794%, 2/12/51	20,000	22
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4, 3.102%, 5/15/46	20,000	20
WF RBS Commercial Mortgage Trust Series 2014-C19, Class A1, 1.233%, 3/15/47	24,686	25
WF-RBS Commercial Mortgage Trust Series 2013-C15, Class A1, 1.264%, 8/15/46	8,993	9
WF-RBS Commercial Mortgage Trust Series 2013-C16, Class A1, 1.406%, 9/15/46	8,981	9

WF-RBS Commercial Mortgage Trust Series 2013-C17, Class A1, 1.154%, 12/15/46	9,336	9
		303
U.S. Government & Agency Mortgage-Backed Securities 0.1%(8)		
Federal Home Loan Mortgage, 1.671%, 9/25/19	61,476	62
Federal Home Loan Mortgage, 2.777%, 4/25/23	24,838	25
		87
U.S. Government Agency Obligations (Excluding Mortgage-Backed) 6.5%		
Federal Home Loan Mortgage, 0.75%, 1/12/18	50,000	49
Federal National Mortgage Assn., 0.875%, 10/26/17	140,000	138
U.S. Treasury Bonds, 3.125%, 11/15/41	730,000	690
U.S. Treasury Bonds, 3.50%, 2/15/39	125,000	127
U.S. Treasury Bonds, 3.625%, 8/15/43	205,000	211
U.S. Treasury Bonds, 3.875%, 8/15/40	215,000	233
U.S. Treasury Bonds, 4.50%, 2/15/36	155,000	185
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	77,918	70
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	35,259	37
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	100,850	114
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	47,311	55
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	71,071	88
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/16	196,753	202
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/17	144,698	149
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/18	218,357	224
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	214,374	212
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/15	108,324	110
U.S. Treasury Inflation-Indexed Notes, 1.25%, 7/15/20	199,138	216
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/18	87,090	95
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/15	30,739	32
U.S. Treasury Inflation-Indexed Notes, 2.00%, 1/15/16	53,221	56
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	139,490	152
U.S. Treasury Notes, 0.25%, 3/31/15	270,000	270
U.S. Treasury Notes, 1.00%, 9/30/16	200,000	202

U.S. Treasury Notes, 1.25%, 8/31/15	40,000	41
U.S. Treasury Notes, 2.125%, 11/30/14	230,000	233
U.S. Treasury Notes, 2.125%, 8/15/21	25,000	25
U.S. Treasury Notes, 2.50%, 8/15/23	60,000	60
U.S. Treasury Notes, 2.75%, 2/15/19	100,000	105
		4,381
Municipal Securities 0.4%		
Denver School Dist. No. 1, COP, 4.242%, 12/15/37	15,000	14
Dormitory Auth. of the State of New York, Personal Income Tax Build America, 5.628%, 3/15/39	15,000	18
Florida Board of Administration Fin. Corp. Hurricane Catastrophe Fund, 2.107%, 7/1/18	20,000	20
JobsOhio Beverage System, 3.985%, 1/1/29	15,000	15
Los Angeles Airport, Build America, 7.053%, 5/15/40	15,000	18
Maryland HHEFA, Univ. of Maryland Medical, 4.665%, 7/1/36	20,000	19
Metropolitan Transportation Auth. Of New York Build America, 5.871%, 11/15/39	15,000	18
Philadelphia IDA, GO, 3.964%, 4/15/26	15,000	15
Port Auth. of New York & New Jersey, 5.31%, 8/1/46	20,000	21
Univ. of California Regents, 4.601%, 5/15/31	25,000	27
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	18
Virginia Commonwealth Univ. Health Auth., 4.956%, 1/1/44	25,000	26
		229
Bond Mutual Funds 12.2%		
T. Rowe Price Emerging Markets Local Currency Bond Fund, 6.18% (5)(6)	163,625	1,399
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.32% (5)(6)	256,925	2,307
T. Rowe Price Institutional Floating Rate Fund, 3.83% (5)(6)	65,436	671
T. Rowe Price Institutional High Yield Fund, 4.77% (5)(6)	162,478	1,605
T. Rowe Price Institutional International Bond Fund, 2.35% (5)(6)	228,240	2,196
		8,178

Private Investment Companies 9.7%		
Blackstone Partners Offshore Fund (1)(4)	6,234	6,548
		6,548
Total United States (Cost $37,725)		40,162
SHORT-TERM INVESTMENTS 5.7%		
Money Market Funds 5.7%		
T. Rowe Price Reserve Investment Fund, 0.06% (6)(7)	3,842,863	3,843
Total Short-Term Investments (Cost $3,843)		3,843
Total Investments in Securities		
99.0% of Net Assets (Cost $62,295)		**$ 66,531**

‡ Country classifications are generally based of MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the county presented unless otherwise noted.

(1) Non-income producing

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $288 and represents 0.4% of net assets.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $6 and represents 0% of net assets.

(4) Level 3 in fair value hierarchy. See Note 2.

(5) SEC 30-day yield

(6) Affiliated Companies

(7) Seven-day yield

(8) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

ADR American Depository Receipts

AUD Australian Dollar

CHF Swiss Franc

COP Certificate of Participation

Forward Currency Exchange Contracts

(Amounts in 000s)

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Bank of America Merrill Lynch	5/2/14	USD	110	JPY	11,359	$ (1)
Citibank	5/2/14	JPY	11,359	USD	111	—
Citibank	6/3/14	USD	108	JPY	11,074	—
JPMorgan Chase	5/2/14	AUD	404	USD	375	1
JPMorgan Chase	5/2/14	CHF	390	USD	442	—
JPMorgan Chase	5/2/14	DKK	348	USD	65	—
JPMorgan Chase	5/2/14	EUR	1,101	USD	1,527	1
JPMorgan Chase	5/2/14	GBP	606	USD	1,023	—
JPMorgan Chase	5/2/14	HKD	1,015	USD	131	—
JPMorgan Chase	5/2/14	JPY	95,804	USD	938	(1)
JPMorgan Chase	5/2/14	NOK	237	USD	40	—
JPMorgan Chase	5/2/14	NZD	7	USD	6	—
JPMorgan Chase	5/2/14	SEK	1,009	USD	155	—
JPMorgan Chase	5/2/14	SGD	86	USD	68	—
JPMorgan Chase	5/2/14	USD	374	AUD	404	(2)
JPMorgan Chase	5/2/14	USD	441	CHF	390	(2)
JPMorgan Chase	5/2/14	USD	64	DKK	348	—
JPMorgan Chase	5/2/14	USD	1,518	EUR	1,101	(11)
JPMorgan Chase	5/2/14	USD	1,010	GBP	606	(13)
JPMorgan Chase	5/2/14	USD	131	HKD	1,015	—
JPMorgan Chase	5/2/14	USD	930	JPY	95,804	(7)
JPMorgan Chase	5/2/14	USD	40	NOK	237	—
JPMorgan Chase	5/2/14	USD	6	NZD	7	—
JPMorgan Chase	5/2/14	USD	156	SEK	1,009	1
JPMorgan Chase	5/2/14	USD	68	SGD	86	—
JPMorgan Chase	5/5/14	ILS	85	USD	25	—
JPMorgan Chase	5/5/14	USD	24	ILS	85	—
JPMorgan Chase	6/3/14	USD	389	AUD	421	(1)
JPMorgan Chase	6/3/14	USD	452	CHF	398	—
JPMorgan Chase	6/3/14	USD	66	DKK	355	—
JPMorgan Chase	6/3/14	USD	1,564	EUR	1,128	(1)
JPMorgan Chase	6/3/14	USD	1,066	GBP	631	—
JPMorgan Chase	6/3/14	USD	139	HKD	1,078	—
JPMorgan Chase	6/3/14	USD	932	JPY	95,185	1
JPMorgan Chase	6/3/14	USD	42	NOK	249	—
JPMorgan Chase	6/3/14	USD	6	NZD	8	—
JPMorgan Chase	6/3/14	USD	160	SEK	1,042	—
JPMorgan Chase	6/3/14	USD	71	SGD	89	—
JPMorgan Chase	6/5/14	USD	25	ILS	86	—
Net unrealized gain (loss) on open forward currency exchange contracts						$ (35)

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $62,295)	$	66,531
Receivable for investment securities sold		907
Cash		236
Dividends and interest receivable		142
Receivable for shares sold		113
Cash deposits on futures contracts		82
Due from affiliates		22
Foreign currency (cost $18)		18
Variation margin receivable on futures contracts		12
Unrealized gain on forward currency exchange contracts		4
Other assets		451
Total assets		68,518
Liabilities		
Payable for investment securities purchased		747
Written options (premiums $56)		59
Unrealized loss on forward currency exchange contracts		39
Due to affiliates		20
Payable for shares redeemed		11
Investment management fees payable		4
Other liabilities		404
Total liabilities		1,284
NET ASSETS	$	67,234
Net Assets Consist of:		
Undistributed net investment income	$	228
Accumulated undistributed net realized gain		70
Net unrealized gain		4,100
Paid-in capital applicable to 6,248,064 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares authorized		62,836
NET ASSETS	$	67,234

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 4/30/14	5/28/13 Through 10/31/13
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 385	$ 166
Net realized gain (loss)	392	(281)
Change in net unrealized gain / loss	1,353	2,747
Increase in net assets from operations	2,130	2,632
Distributions to shareholders		
Net investment income		
Investor Class	(310)	–
Advisor Class	(5)	–
Net realized gain		
Investor Class	(52)	–
Advisor Class	(1)	–
Decrease in net assets from distributions	(368)	–
Capital share transactions*		
Shares sold		
Investor Class	17,044	50,914
Advisor Class	926	592
Distributions reinvested		
Investor Class	180	–
Advisor Class	4	–
Shares redeemed		
Investor Class	(5,363)	(1,507)
Advisor Class	(50)	–
Increase in net assets from capital share transactions	12,741	49,999
Net Assets		
Increase during period	14,503	52,631
Beginning of period	52,731	100
End of period	**$ 67,234**	**$ 52,731**
Undistributed net investment income	228	158

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Global Allocation Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation and income. The fund has two classes of shares: the Global Allocation Fund original share class, referred to in this report as the Investor Class, offered since May 28, 2013, and the Global Allocation Fund–Advisor Class (Advisor Class), offered since May 28, 2013. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2014:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities, except:	$ 3,953	$ —	$ —	$ 3,953
Australia	—	932	—	932
Austria	—	40	—	40
Belgium	—	223	—	223
Brazil	184	632	—	816
Canada	113	443	—	556
Chile	12	26	—	38
China	389	832	—	1,221
Colombia	—	27	—	27
Denmark	—	182	—	182
Finland	—	40	—	40
France	2	1,240	—	1,242
Germany	—	1,268	—	1,268
Greece	—	22	—	22
Hong Kong	—	785	—	785
India	312	73	—	385
Indonesia	—	161	—	161
Ireland	41	56	—	97
Italy	—	537	—	537
Japan	—	2,897	—	2,897
Luxembourg	—	45	—	45
Malaysia	—	88	—	88
Mexico	24	325	—	349

There were no material transfers between Levels 1 and 2 during the six months ended April 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2014, totaled $164,000 for the six months ended April 30, 2014.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2014, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2014, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2014, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of April 30, 2014, no collateral had been posted by the fund to counterparties for bilateral derivatives. As of April 30, 2014, cash of $82,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets, and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2014, the fund’s exposure to forwards, based on underlying notional amounts, was generally between 7% and 8% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2014, the fund’s exposure to futures, based on underlying notional amounts, was approximately 3% of net assets.

Options The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use index call and put options to manage exposure to security prices; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, index call and put options give the holder the right, but not the obligation, to receive cash, based on market movement, equal to the difference between the exercise settlement value of the index and the exercise price of the option. Options are included in net assets at fair value; purchased options are included in Investments in Securities; and written options are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. Risks related to the use of options include possible illiquidity of the options market; trading restrictions imposed by an exchange; movements in underlying index values; and, for written options, potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2014, the fund generally held between 14 and 17 written options contracts. Transactions in written options and related premiums received during the six months ended April 30, 2014, were as follows:

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Investment in Blackstone Partners Offshore Fund The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy private investment company, to gain exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds. Blackstone Partners and its underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and its underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners and certain of its underlying funds are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of April 30, 2014, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $18,349,000 and $7,833,000, respectively, for the six months ended April 30, 2014. Purchases and sales of U.S. government securities aggregated $3,200,000 and $1,840,000, respectively, for the six months ended April 30, 2014.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At April 30. 2014, the cost of investments for federal income tax purposes was 62,472,000. Net unrealized gain aggregated 3,923,000 at period-end, of which 5,057,000 related to appreciated investments and 1,134,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2014, the effective annual group fee rate was 0.29%.

The Investor Class and Advisor Class are also each subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a reimbursement or waiver.

Pursuant to this agreement, management fees in the amount of $154,000 were waived and expenses in the amount of $74,000 were reimbursed by Price Associates during the six months ended April 30, 2014. Including these amounts, management fees waived and expenses previously reimbursed by Price Associates in the amount of $377,000 remain subject to repayment at April 30, 2014.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30, 2014, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $19,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price fund(s) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying T. Rowe Price fund’s net assets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein. The accompanying Statement of Operations reflects management fees permanently waived pursuant to this agreement.

Annual fee rates and management fees waived related to investments in the underlying T. Rowe Price fund(s) for the six months ended April 30, 2014, are as follows:

As of April 30, 2014, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 2,475,000 shares of the Investor Class, and 25,000 shares of the Advisor Class, aggregating 40% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month and since-inception returns and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and in light of the fund’s limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. While the Board did not review information regarding profits realized from managing the fund, in particular because the fund had not achieved sufficient scale to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to an expense limitation agreed to by the Advisor with respect to both the Investor and Advisor Classes). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board was provided with information regarding industry trends in management fees and expenses, and the Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and Advisor Class) in comparison with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including reductions of the management fee that resulted from the fund’s expense limitation and after including reductions of the management fee that resulted from the fund’s investments in other T. Rowe Price Funds) was at or below the median for comparable funds. The information also indicated that the total expense ratio (after including reductions of the management fee that resulted from fee waivers and/or expenses paid by the Advisor pursuant to the fund’s expense limitation) was below the median (for the Investor Class) and was above the median for certain groups of comparable funds and at or below the median for other groups of comparable funds (for the Advisor Class).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of the fund’s limited operating history and a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date June 16, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date June 16, 2014